Income taxes - Schedule of Differences in Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Income before income taxes	$ 244,842	$ 223,618	$ 202,378
Income tax expense at applicable statutory Greek Federal tax rate, 22%	53,866	49,196	44,523
Foreign tax rate differences	(395)	(182)	(502)
State income taxes, net of federal tax effect	9,177	9,962	8,092
Mineral deposit depletion	(5,797)	(3,917)	(5,128)
Unrecognized deferred tax assets	418	1,514	0
Other	2,134	971	149
Income tax expense	$ 59,403	$ 57,544	$ 47,134
Effective tax rate	24.30%	25.70%	23.30%